SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2023	Jan. 17, 2023	Sep. 30, 2022	Jun. 24, 2020	Jun. 17, 2020	Dec. 11, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued	11,738,662	2,750,000	8,396,226	5,166,667	15,500,000	15,500,000
Common stock, shares outstanding	11,738,662	2,750,000	8,396,226	5,166,667
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.0001
Common stock, shares issued	11,738,662		8,396,226
Common stock, shares outstanding	11,738,662		8,396,226